                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/2001
                                                -----------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:        28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

William Ehrman                New York, NY       02/04/2002
------------------   -------------------------   ----------
    [Signature]              [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:             123
                                               -------------

Form 13F Information Table Value Total:       $ 124,402
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number            Name

                       28-2948               Jonas Gerstl
   --1----           -----------             -----------------

                       28-2868               Frederic Greenberg
  --2----           -----------              -------------------

                       28-6826               Julia Oliver
  --3----           -----------              -------------------

                       28-5051               EGS Management,
                                             L.L.C.
   --4----           -----------             -------------------

                       28-5767               EGS Partners, LLC
   --5----           -----------             -------------------

     [Repeat as necessary.]


                                             Form 13F INFORMATION TABLE
                                                  December 31, 2001

  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------

ABGENIX                   COM       00339B107    1,471     43,735   SH         OTHER       1,2,3,4           x
ABIOMED, INC.             COM       003654100      586     37,068   SH         OTHER       1,2,3,5           x
ABIOMED, INC.             COM       003654100    2,514    158,932   SH         OTHER       1,2,3,4           x
AEP INDUSTRIES INC        COM       001031103   27,152  1,133,220   SH         OTHER       1,2,3,4           x
AMERICAN HOME PRODU       COM       026609107       96      1,560   SH         OTHER       1,2,3,5           x
AMERICAN HOME PRODU       COM       026609107    1,254     20,440   SH         OTHER       1,2,3,4           x
ALKERMES INC              COM       01642T108      141      5,343   SH         OTHER       1,2,3,5           x
ALKERMES INC              COM       01642T108    1,338     50,757   SH         OTHER       1,2,3,4           x
AMARIN CORP PLC - A       SPON
                          ADR A     023111107    4,374    251,713   SH         OTHER       1,2               x
AMAZON.COM INC            COM       023135106      114     10,500   SH         OTHER       1,2,3,4           x
ABERCROMBIE & FITCH       COM       002896207      531     20,000   SH         OTHER       1,2,3,4           x
AOL TIME WARNER INC       COM       00184A105      369     11,500   SH         OTHER       1,2,3,4           x
AVIGEN, INC.              COM       053690103       69      6,000   SH         OTHER       1,2,3,5           x
AVIGEN, INC.              COM       053690103      564     49,000   SH         OTHER       1,2,3,4           x
BEST BUY COMPANY IN       COM       086516101      819     11,000   SH         OTHER       1,2,3,4           x
BEBE STORES INC           COM       075571109      377     20,200   SH         OTHER       1,2,3,4           x
BJ'S WHOLESALE CLUB       COM       05548J106      309      7,000   SH         OTHER       1,2,3,4           x
BROOKSTONE INC            COM       114537103      191     16,300   SH         OTHER       1,2,3,4           x
BIOMARIN PHARMACEUT       COM       09061G101       52      3,900   SH         OTHER       1,2,3,5           x
BIOMARIN PHARMACEUT       COM       09061G101      485     36,100   SH         OTHER       1,2,3,4           x
BARR LABORATORIES I       COM       068306109    1,800     22,686   SH         OTHER       1,2,3,4           x
BIOTRANSPLANT, INC.       COM       09066Y107      327     36,922   SH         OTHER       1,2,3,5           x
BIOTRANSPLANT, INC.       COM       09066Y107    2,202    248,778   SH         OTHER       1,2,3,4           x
BOYD GAMING CORP.         COM       103304101      268     41,100   SH         OTHER       1,2,3,4           x
CANDIE'S INC              COM       137409108      118     62,600   SH         OTHER       1,2,3,4           x
CARNIVAL CORP             COM       143658102      814     29,000   SH         OTHER       1,2,3,4           x
CHARMING SHOPPES          COM       161133103       53     10,000   SH         OTHER       1,2,3,4           x
CHICOS FAS INC.           COM       168615102      218      5,500   SH         OTHER       1,2,3,4           x
COLUMBIA LABORATORI       COM       197779101      148     42,947   SH         OTHER       1,2,3,5           x
COLUMBIA LABORATORI       COM       197779101    1,008    292,132   SH         OTHER       1,2,3,4           x
COACH, INC.               COM       189754104      476     12,200   SH         OTHER       1,2,3,4           x
CORVEL  CORP              COM       221006109      939     28,668   SH         OTHER       1,2,3,5           x
CORVEL  CORP              COM       221006109    6,597    201,420   SH         OTHER       1,2,3,4           x
CELL THERAPEUTICOM,       COM       150934107    1,610     66,700   SH         OTHER       1,2,3,4           x




                                4




CROWN AMERICAN REAL       SH BEN
                          INT       228186102      291     37,300   SH         OTHER       1,2,3,4           x
DELIA*S CORPORATION       COM       24688Q101       82     13,200   SH         OTHER       1,2,3,4           x
EGL, INC.                 COM       268484102      328     23,500   SH         OTHER       1,2,3,4           x
HEARX,  LTD               COM       422360305        8     10,100   SH         OTHER       1,2,3,4           x
ENDOCARE, INC.            COM       29264P104    1,071     59,751   SH         OTHER       1,2,3,4           x
ENZON  INC                COM       293904108       79      1,400   SH         OTHER       1,2,3,5           x
ENZON  INC                COM       293904108      484      8,600   SH         OTHER       1,2,3,4           x
EP MEDSYSTEMS INC         COM       26881P103      109     43,698   SH         OTHER       1,2,3,5           x
EP MEDSYSTEMS INC         COM       26881P103      539    215,682   SH         OTHER       1,2,3,4           x
EP MEDSYSTEMS INC         COM       26881P103    2,760  1,150,000   SH         OTHER       1,2               x
FEDERATED DEPT STOR       COM       31410H101      736     18,000   SH         OTHER       1,2,3,4           x
FRESH DEL MONTE PRO       COM       G36738105      226     15,000   SH         OTHER       1,2,3,4           x
FLAMEL TECHNOLOGIES       COM       338488109      188     69,031   SH         OTHER       1,2,3,5           x
FIDELITY NATIONAL F       COM       316326107      446     18,000   SH         OTHER       1,2,3,4           x
FOREST LABS  INC          COM       345838106      820     10,000   SH         OTHER       1,2,3,4           x
FOOTSTAR INC              COM       344912100      313     10,000   SH         OTHER       1,2,3,4           x
GENZYME CORP.             COM       372917104       84      1,400   SH         OTHER       1,2,3,5           x
GENZYME CORP.             COM       372917104    2,430     40,600   SH         OTHER       1,2,3,4           x
GAP INC                   COM       364760108      223     16,000   SH         OTHER       1,2,3,4           x
HEALTH NET, INC.          COM       42222G108      634     29,100   SH         OTHER       1,2,3,5           x
INTEGRA LIFESCIENCE       COM       457985208    1,903     72,254   SH         OTHER       1,2,3,4           x
INTIMATE BRANDS, IN       COM       461156101      149     10,000   SH         OTHER       1,2,3,4           x
ICN PHARMACEUTICALS       COM       448924100      218      6,500   SH         OTHER       1,2,3,5           x
ICN PHARMACEUTICALS       COM       448924100    3,250     97,000   SH         OTHER       1,2,3,4           x
CALL IDEC PHARMACEU       OC        449370905      179      2,600   SH  CALL   OTHER       1,2,3,5           x
CALL IDEC PHARMACEU       OC        449370905    1,199     17,400   SH  CALL   OTHER       1,2,3,4           x
INTERNATIONAL GAME        COM       459902102      785     11,500   SH         OTHER       1,2,3,4           x
IMPAX LABORATORIES        COM       45256B101       35      2,600   SH         OTHER       1,2,3,5           x
IMPAX LABORATORIES        COM       45256B101      503     37,400   SH         OTHER       1,2,3,4           x
INTUITIVE SURGICAL        COM       46120E107    1,043    104,000   SH         OTHER       1,2,3,4           x
PENNY J C INC.            COM       708160106      664     24,700   SH         OTHER       1,2,3,4           x
JOHNSON & JOHNSON         COM       478160104    1,587     26,861   SH         OTHER       1,2,3,4           x
JONES APPAREL GROUP       COM       480074103      282      8,500   SH         OTHER       1,2,3,4           x
KENNETH COLE PRODUC       COM       193294105      186     10,500   SH         OTHER       1,2,3,4           x
MEDTRONIC INC             COM       585055106    1,950     38,080   SH         OTHER       1,2,3,4           x
MEDTRONIC, INC. RST       COM       585055106      453     11,053   SH         OTHER       1,2               x
MEDIMMUNE, INC.           COM       584699102      306      6,600   SH         OTHER       1,2,3,5           x
MEDIMMUNE, INC.           COM       584699102    2,415     52,100   SH         OTHER       1,2,3,4           x
MEDAREX, INC.             COM       583916101      467     26,000   SH         OTHER       1,2,3,4           x
MEDAREX, INC.             COM       583916101    1,065     59,300   SH         OTHER       1,2,3,5           x
MGM MIRAGE INC            COM       552953101      318     11,000   SH         OTHER       1,2,3,4           x
MICRO THERAPEUTICOM       COM       59500W100      180     28,589   SH         OTHER       1,2,3,5           x
MICRO THERAPEUTICOM       COM       59500W100      585     92,946   SH         OTHER       1,2,3,4           x
MAXXAM INC.               COM       577913106      354     20,200   SH         OTHER       1,2,3,4           x
NAPRO BIOTHERAPEUTI       COM       630795102      113      9,950   SH         OTHER       1,2,3,5           x
NAPRO BIOTHERAPEUTI       COM       630795102      970     85,050   SH         OTHER       1,2,3,4           x
OSTEOTECH, INC.           COM       688582105      223     40,164   SH         OTHER       1,2,3,5           x
OSTEOTECH, INC.           COM       688582105      551     99,226   SH         OTHER       1,2,3,4           x
PROTEIN DESIGN LABS       COM       74369L103      128      3,900   SH         OTHER       1,2,3,5           x
PROTEIN DESIGN LABS       COM       74369L103      856     26,100   SH         OTHER       1,2,3,4           x


                                5




PFIZER INC W/RTS          COM       717081103      867     21,750   SH         OTHER       1,2,3,4           x
PFIZER INC W/RTS          COM       717081103      960     24,100   SH         OTHER       1,2,3,5           x
PROGENICOM PHARMACEU      COM       743187106       24      1,300   SH         OTHER       1,2,3,5           x
PROGENICOM PHARMACEU      COM       743187106      161      8,700   SH         OTHER       1,2,3,4           x
PHYSIOMETRIX INC          COM       718928104      829     99,000   SH         OTHER       1,2               x
PIER 1 IMPORTS INC/       COM       720279108      260     15,000   SH         OTHER       1,2,3,4           x
PENWEST PHARMACEUTI       COM       709754105    1,273     63,500   SH         OTHER       1,2,3,4           x
PARK PLACE ENTERTAI       COM       700690100       92     10,000   SH         OTHER       1,2,3,4           x
PHARMACEUTICAL RESO       COM       717125108      676     20,000   SH         OTHER       1,2,3,4           x
PACIFIC SUNWEAR OF        COM       694873100      459     22,500   SH         OTHER       1,2,3,4           x
QLT PhotoTherapeuti       COM       746927102      149      5,850   SH         OTHER       1,2,3,5           x
QLT PhotoTherapeuti       COM       746927102    1,376     54,150   SH         OTHER       1,2,3,4           x
NASDAQ-100 SHARES         COM       631100104      428     11,000   SH         OTHER       1,2,3,4           x
RESTORATION HARDWAR       COM       760981100      208     23,300   SH         OTHER       1,2,3,4           x
SHOE CARNIVAL INC         COM       824889109      180     13,000   SH         OTHER       1,2,3,4           x
SEPRACOR INC              COM       817315104      117      2,050   SH         OTHER       1,2,3,5           x
SEPRACOR INC              COM       817315104      739     12,950   SH         OTHER       1,2,3,4           x
SALIX PHARMACEUTICA       COM       G77770108      590     29,145   SH         OTHER       1,2,3,4           x
S & P 500 DEPOSITAR       COM       78462F103      780      7,000   SH         OTHER       1,2,3,4           x
SERONO SA -ADR            COM       81752M101      629     28,350   SH         OTHER       1,2,3,5           x
SERONO SA -ADR            COM       81752M101      924     41,650   SH         OTHER       1,2,3,4           x
TEVA PHARMACEUTICAL       COM       881624209    1,002     16,262   SH         OTHER       1,2,3,4           x
TARGET CORPORATION        COM       87612E106      369      9,000   SH         OTHER       1,2,3,4           x
CALL TENET HEALTHCA       OC        88033G900    1,174     20,000   SH  CALL   OTHER       1,2,3,4           x
TJX COS INC.              COM       872540109      399     10,000   SH         OTHER       1,2,3,4           x
TRANSPORTACION MARI       ADR SER
                          LSH       893868307      807     84,068   SH         OTHER       1,2,3,4           x
TRANSPORTACION MARI       SPON
                          ADR A     893868208    7,025    716,875   SH         OTHER       1,2,3,4           x
TOMMY HILFIGER CORP       COM       G8915Z102      330     24,000   SH         OTHER       1,2,3,4           x
UNILAB CORPORATION        COM       904763208      113      4,520   SH         OTHER       1,2,3,5           x
UNILAB CORPORATION        COM       904763208      740     29,480   SH         OTHER       1,2,3,4           x
VIROPHARMA INCORPOR       COM       928241108    1,652     72,000   SH         OTHER       1,2,3,4           x
WOMEN FIRST HEALTHC       COM       978150100      184     18,408   SH         OTHER       1,2,3,5           x
WOMEN FIRST HEALTHC       COM       978150100    1,381    138,192   SH         OTHER       1,2,3,4           x
WORLD HEART CORPORA       COM       980905103      162     38,938   SH         OTHER       1,2,3,5           x
WORLD HEART CORPORA       COM       980905103      838    201,962   SH         OTHER       1,2,3,4           x
WET SEAL INC  -CL A       COM       961840105      353     15,000   SH         OTHER       1,2,3,4           x
ZALE CORP                 COM       988858106      607     14,500   SH         OTHER       1,2,3,4           x
ZIMMER HOLDINGS INC       COM       98956P102      425     13,900   SH         OTHER       1,2,3,5           x
ZIMMER HOLDINGS INC       COM       98956P102      950     31,100   SH         OTHER       1,2,3,4           x
TOTAL                                          124,402










                                                                6
00126018.AE2